Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Stock-Based Compensation

Note 11. Stock-Based Compensation

On August 23, 2010, the 2010 Stock Plan (the “Plan”) was adopted which provides for the grant of statutory and non-statutory stock options to employees, outside directors and consultants of the Company. The maximum number of shares of common stock that may be issued over the term of the Plan shall not exceed 16,942,546 shares. Accordingly, the Company has reserved a sufficient number of shares of common stock to permit the exercise of options in accordance with the terms of the Plan. The term of each award under the Plan shall be no more than ten years from the date of grant thereof and generally vest according to a four year vesting schedule. Certain option awards provide for accelerated vesting, as defined in the Plan. The Company’s Board of Directors is responsible for administration of the Plan and has the sole discretion to determine which grantees will be granted awards and the terms and conditions of the awards granted.

During the six months ended June 30, 2021 and 2020, the Company granted options to purchase 37,000 and 2,185,299 shares of common stock at an exercise price ranging from $0.28 to $0.37 per share, respectively. These options shall vest over four year period and have expirations dates of ten years. In connection with issuances under the Plan, the Company recorded stock compensation expense of  $345 and $361 for  the   six months ended June 30, 2021 and 2020, respectively, which is included in selling, general and administrative expense. The weighted-average grant-date fair value per stock option granted during the six months ended June 30, 2021 and 2020 was $0.15 and $0.18, respectively. As of June 30, 2021 and 2020, approximately $612 and $1,296 of unrecognized compensation expense related to non-vested awards is expected to be recognized over the weighted average period of 1.26 years.

The Company accounts for share-based payments pursuant to ASC 718, Stock Compensation and, accordingly, the Company records stock compensation expense for share-based awards based upon an assessment of the grant date fair value for stock options using the Black-Scholes option pricing model. The fair value of stock options under the Black-Scholes model requires management to make assumptions regarding projected employee stock option exercise behaviors, risk-free interest rates, volatility of the Company’s stock price and expected dividends. The Company generally recognizes stock compensation expense on the grant date and over the period of vesting or period that services will be provided.

The following summarizes the Company’s stock option plan and the activity:

			Weighted
			Average
		Weighted	Remaining
	Shares	Average	Contractual
	Underlying	Exercise	Term
	Options	Price	(in years)
Outstanding at January 1, 2021	8,247,340	$0.44	6.72
Granted	37,000	$0.28	—
Forfeited	(223,333)	$0.36	—
Exercised	(134,877)	$0.51	—
Outstanding at June 30, 2021	7,926,130	$0.44	6.34
Exercisable at June 30, 2021	5,396,377	$0.48	5.42

The Company issued 134,877 and 171,546 shares of  common stock for options exercised for the      six months ended June 30, 2021 and 2020, respectively.

Note 11. Stock-Based Compensation

On August 23, 2010, the 2010 Stock Plan (the “Plan”) was adopted which provides for the grant of statutory and non-statutory stock options to employees, outside directors and consultants of the Company. The maximum number of shares of common stock that may be issued over the term of the Plan shall not exceed 16,942,546 shares. Accordingly, the Company has reserved a sufficient number of shares of common stock to permit the exercise of options in accordance with the terms of the Plan. The term of each award under the Plan shall be no more than ten years from the date of grant thereof and generally vest according to a four year vesting schedule. Certain executives are party to offer letters that provide for accelerated vesting following a termination without cause or resignation for good reason, in each case within one year of a change in control of the Company. The Company’s Board of Directors is responsible for administration of the Plan and has the sole discretion to determine which grantees will be granted awards and the terms and conditions of the awards granted.

During the years ended December 31, 2020 and 2019, the Company granted options to purchase 2,251,449 and 1,814,392 shares of common stock at an exercise price ranging from $0.28 to $0.37 per share, respectively. These options shall vest over four year period and have expirations dates of ten years. In connection with issuances under the Plan, the Company recorded stock compensation expense of $721 and

$740, respectively, which is included in selling, general and administrative expense for the years ended December 31, 2020 and 2019. The weighted-average grant-date fair value per stock option granted during the years ended December 31, 2020 and 2019 was $0.18, respectively. As of December 31, 2020 and 2019, approximately $940 and $1,429 of unrecognized compensation expense related to non-vested awards is expected to be recognized over the weighted average period of 1.26 years.

The Company accounts for share-based payments pursuant to ASC 718, Stock Compensation and, accordingly, the Company records stock compensation expense for share-based awards based upon an assessment of the grant date fair value for stock options using the Black-Scholes option pricing model. The fair value of stock options under the Black-Scholes model requires management to make assumptions regarding projected employee stock option exercise behaviors, risk-free interest rates, volatility of the Company’s stock price and expected dividends. The Company generally recognizes stock compensation expense on the grant date and over the period of vesting or period that services will be provided.

The following table summarizes the assumptions used to determine the fair value of the stock-based compensation:

	Year Ended December 31,
	2020	2019
Expected term (in years)	6	6
Expected volatility	51.12%	49.74%
Risk-free interest rate	0.37% – 1.46%	1.64% – 2.61%
Dividend yield	—%	—%

Expected volatility is based on average historical volatilities for public companies in similar industries over the expected term of the option. The expected term of the options represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The following summarizes the Company’s stock option plan and the activity:

			Weighted Average
			Remaining
	Shares Underlying	Weighted Average	Contractual Term	Aggregate Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding at January 1, 2019	6,679,080	$0.46	6.35	$136
Granted	1,814,392	$0.37	—
Forfeited	(848,494)	$0.40	—
Exercised	(94,346)	$0.35	—
Outstanding at December 31, 2019	7,550,632	$0.44	6.77	$190
Granted	2,251,449	$0.37	—
Forfeited	(1,237,602)	$0.39	—
Exercised	(317,139)	$0.27	—
Outstanding at December 31, 2020	8,247,340	$0.44	6.72	$8
Exercisable at December 31, 2020	4,936,601	$0.49	5.40	$8

The Company issued 317,139 and 94,346 shares of common stock for options exercised for the years ended December 31, 2020 and 2019, respectively.